                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05159

                               RS Investment Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                G. Randall Hecht
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
          -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-766-3863

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

RS MONEY MARKET FUND
2003 SEMIANNUAL REPORT

[RS INVESTMENTS LOGO]

TABLE OF CONTENTS

           RS Money Market Fund
              Statement of Assets and Liabilities                         3
              Statement of Operations                                     4
              Statement of Changes in Net Assets                          5
              Financial Highlights                                        6
              Notes to Financial Statements                               7
              Trustees Information Table                                  9

           Money Market Master Portfolio
              Schedule of Investments                                    11
              Statement of Assets and Liabilities                        15
              Statement of Operations                                    16
              Statement of Changes in Net Assets                         17
              Notes to Financial Statements                              18

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in mutual fund shares involves certain risks, including possible loss of principal. Investments in money market funds, like other mutual funds, are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

The RS Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interest in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities.

This Report may be used only when preceded or accompanied by a prospectus for the RS Money Market Fund. Refer to the prospectus for more information including the management fees and expenses associated with an ongoing investment. Please read it carefully before investing. To obtain a prospectus, please call 1-800-766-FUND[3863]. This Report is submitted for the information of shareholders of the RS Funds. PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406, distributor, 08/03.

                            Intentionally Left Blank

RS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
AS OF 6/30/03 (UNAUDITED)

ASSETS

Investments:
Investments in Money Market Master Portfolio ("Master Portfolio"), at market value (note 1)         $ 81,253,431
TOTAL ASSETS                                                                                          81,253,431

LIABILITIES

Payables:
Accrued expenses                                                                                          30,085
Due to RS Investment Management (note 2)                                                                  18,462
Distribution to shareholders                                                                              38,381
TOTAL LIABILITIES                                                                                         86,928

NET ASSETS                                                                                          $ 81,166,503

NET ASSETS CONSIST OF:

Paid-in capital                                                                                       81,164,851
Undistributed net investment income                                                                          733
Undistributed net realized gain on investments                                                               919

NET ASSETS                                                                                          $ 81,166,503

Shares Outstanding                                                                                    81,163,623

Net Asset Value and Offering Price Per Share                                                        $       1.00

      The accompanying notes are an integral part of these financial statements.

                                                           www.RSinvestments.com

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED 6/30/03 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO

Interest                                                                                            $    512,252
Expenses                                                                                                 (36,949)
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                                    475,303

FUND EXPENSES (note 2)

Administration fee                                                                                        44,277
Transfer agent fees                                                                                       39,173
Fund accounting and administration fees                                                                   26,461
Registration costs                                                                                        10,596
Professional fees                                                                                         10,498
Shareholder reports                                                                                        7,094
Trustees' fees and expenses                                                                                1,845
Other expense                                                                                              8,146
TOTAL EXPENSES                                                                                           148,090

NET INVESTMENT INCOME                                                                                    327,213

REALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO

Net realized gain                                                                                            519
NET GAIN ON INVESTMENTS                                                                                      519

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $    327,732

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX-MONTH-ENDED NUMBERS ARE UNAUDITED

                                                                       FOR THE SIX MONTHS    FOR THE YEAR ENDED
                                                                            ENDED 6/30/03              12/31/02
OPERATIONS

Net investment income                                                  $          327,213    $        1,491,975
Net realized gain                                                                     519                   402
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              327,732             1,492,377

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income                                                            (327,186)           (1,491,975)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              (327,186)           (1,491,975)

CAPITAL SHARE TRANSACTIONS

Net proceeds from shares sold                                               1,895,319,909         4,819,342,099
Reinvestment of dividends and distributions                                       358,874             1,110,965
Cost of shares redeemed                                                    (1,947,314,936)       (4,979,289,750)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS          (51,636,153)         (158,836,686)

NET DECREASE IN NET ASSETS                                                    (51,635,607)         (158,836,284)

NET ASSETS

Beginning of period                                                           132,802,110           291,638,394
End of period                                                          $       81,166,503    $      132,802,110

OTHER INFORMATION:
SHARES

Sold                                                                        1,895,319,909         4,819,342,099
Reinvested                                                                        358,874             1,110,965
Redeemed                                                                   (1,947,314,936)       (4,979,289,750)
NET DECREASE IN SHARES OUTSTANDING                                            (51,636,153)         (158,836,686)

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     SIX MONTHS
                                                                          ENDED                                        PERIOD
                                                                        6/30/03             YEAR ENDED                  ENDED
                                                                 (UNAUDITED)(2)               12/31/02       12/31/01 (1),(2)
NET ASSET VALUE, BEGINNING OF PERIOD                         $             1.00     $             1.00     $             1.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                                      0.00(3)                0.01                   0.02
Total Income from Investment Operations                                    0.00                   0.01                   0.02

LESS DISTRIBUTIONS

From net investment income                                                (0.00)(3)              (0.01)                 (0.02)
Total Distributions                                                       (0.00)                 (0.01)                 (0.02)

NET ASSET VALUE, END OF PERIOD                               $             1.00     $             1.00     $             1.00

TOTAL RETURN                                                               0.42%                  1.34%                  1.90%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s)                             $           81,167     $          132,802     $          291,638
Net ratio of expenses to average net assets                                0.50%                  0.60%                  0.60%
Gross ratio of expenses to average net assets                              0.50%                  0.61%                  0.65%
Net ratio of net investment income to average net assets                   0.89%                  1.33%                  2.73%
Gross ratio of net investment income to average net assets                 0.89%                  1.32%                  2.68%

(1) Operations commenced May 7, 2001.

(2) Ratios have been annualized, except for total return.

(3) Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Money Market Fund (the "Fund") is a diversified series of RS Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was established as a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust on May 11, 1987.

The Fund commenced operations on May 7, 2001.

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. INVESTMENT POLICY AND SECURITY VALUATION The Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has an investment objective and investment policies that are substantially similar to those of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (1.86% as of June 30, 2003).

The method by which the Master Portfolio values its securities is discussed in
Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

c. FEDERAL INCOME TAXES The Fund is treated as a separate entity for federal income tax purposes. It is the intention of the Trust that the Fund qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.

As of June 30, 2003, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $1,652.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

NOTE 2 TRANSACTIONS WITH AFFILIATES

a. ADVISORY FEES AND EXPENSE LIMITATIONS The Fund has entered into an Investment Advisory Agreement with RS Investment Management, L.P. ("RS Investments"), pursuant to which RS Investments would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Portfolio. Under that Agreement, the Fund would pay fees to RS Investments monthly at the annual rate of 0.10% of the Fund's average daily net asset value. RS Investments will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company.

The Fund has entered into an Administrative Services Agreement with RS Investments pursuant to which RS Investments is entitled to receive a monthly fee at an annual rate of 0.12% of the Fund's average daily net assets.

RS Investments has agreed to reduce its compensation to the extent the Fund's total ordinary operating expenses (excluding interest and extraordinary expenses) exceed 0.60% of the average daily net assets of the Fund.

RS Investments may recoup reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. Such recoupments, when applicable, are included in administration fees on the Statement of Operations. At June 30, 2003, there were no recoupable expenses for the Fund.

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Fund who are interested persons, as defined by the 1940 Act, of the Trust receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined by the 1940 Act, did collectively receive compensation and remuneration of expenses for the six months ended June 30, 2003 in the amount of $1,845.

c. DISTRIBUTION FEES PFPC Distributors is the principal underwriter of the Fund's shares. To compensate PFPC Distributors for the services it provides and for the expenses it bears in connection with the distribution of the Fund's shares, the Fund may make payments to PFPC Distributors under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay PFPC Distributors compensation, accrued daily and paid monthly, at a rate of 0.25% of the Fund's average daily net assets. The Fund currently makes no payments under the Distribution Plan but may do so in the future.

NOTE 3 CAPITAL SHARES As of June 30, 2003, there was an unlimited number of shares authorized for issuance by the Fund. Transactions in shares for the Fund are shown in detail in the Statement of Changes in Net Assets.

TRUSTEES INFORMATION TABLE (UNAUDITED)

                                                                                          NUMBER OF PORTFOLIOS
                                        TERM OF OFFICE*                                   IN FUND COMPLEX
NAME, ADDRESS      POSITION(S) HELD     AND LENGTH OF         PRINCIPAL OCCUPATIONS       OVERSEEN BY           OTHER DIRECTORSHIPS
AND AGE            WITH TRUST           TIME SERVED           DURING PAST 5 YEARS         TRUSTEE               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                      INTERESTED TRUSTEES & PRINCIPAL OFFICERS:**
G. Randall Hecht   Trustee, President,  Served as Trustee:    CEO, RS Investments;        11                    N/A
RS Investments     Principal Executive  June 2001 - present;  CEO, Member, RS
388 Market Street  Officer              May 1999 - February   Investment Management
San Francisco,                          2001; June 1987 -     Co., LLC; Formerly, COO,
CA 94111                                December 1997         Member of the Management
52 years old                                                  and Executive Committees,
                                                              Robertson, Stephens
                                                              & Company, Inc, an
                                                              investment banking firm;
                                                              CFO, Limited Partner,
                                                              Robertson, Stephens
                                                              & Company, LLC.

Michael McCaffery  Trustee              Since May 2002        President and CEO           11                    N/A
RS Investments                                                Stanford Management
388 Market Street                                             Company; Formerly,
San Francisco,                                                Chairman, President & CEO,
CA 94111                                                      Robertson, Stephens
49 years old                                                  & Company, Inc., an
                                                              investment banking firm.

Steven M. Cohen    Treasurer,           Since April 1999      CFO, RS Investments;        N/A                   N/A
RS Investments     Secretary                                  Formerly, Trading
388 Market Street                                             Operations Manager,
San Francisco,                                                Ziff Brothers Investments.
CA 94111
36 years old

 * Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Officers hold office at the pleasure of the Trustees.

** Interested persons as defined by the 1940 Act.

                                                                                       NUMBER OF PORTFOLIOS
                                       TERM OF OFFICE*                                 IN FUND COMPLEX
NAME, ADDRESS        POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATIONS          OVERSEEN BY           OTHER DIRECTORSHIPS
AND AGE              WITH TRUST        TIME SERVED      DURING PAST 5 YEARS            TRUSTEE               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES:
Leonard B. Auerbach  Trustee           Since June 1987  Chairman and CEO, L, B,        11                    Sequoia National Bank
RS Investments                                          A&C, Inc., a consulting
388 Market Street                                       firm; Formerly, Managing
San Francisco,                                          Director and CEO,
CA 94111                                                CentreCapital Group, Inc.,
56 years old                                            a member company of
                                                        American International
                                                        Group, Inc.; and General
                                                        Partner, Tuttle & Company,
                                                        a financial services company.

Jerome S. Contro     Trustee           Since June 2001  Partner, Tango Group.          11                    N/A
RS Investments                                          an investment company;
388 Market Street                                       Formerly, Managing Director,
San Francisco,                                          Nuveen, an investment
CA 94111                                                company.
46 years old

John W. Glynn, Jr.   Trustee           Since July 1997  President, Glynn Capital       11                    N/A
RS Investments                                          Management.
388 Market Street
San Francisco,
CA 94111
62 years old

* Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Officers hold office at the pleasure of the Trustees.

   The Statement of Additional Information relating to the Fund includes additional information about Trustees and is available, without charge, upon request, by writing to the Fund or calling 1-800-766-FUND (3863).

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 13.18%
Canadian Imperial Bank of Commerce
  1.05%, 07/28/03                             $   50,000,000      $   50,000,000
  1.24%, 05/17/04                                 20,000,000          19,997,981
  1.25%, 07/15/03                                 50,000,000          50,000,000
Chase Manhattan Bank USA
  1.27%, 07/23/03                                 25,000,000          25,000,000
Citibank NA
  1.03%, 09/29/03                                 25,000,000          25,000,000
  1.22%, 09/04/03                                 25,000,000          25,000,000
  1.26%, 07/23/03                                 75,000,000          75,000,000
Deutsche Bank AG
  1.30%, 07/08/03                                 25,000,000          25,000,000
Societe Generale NA Inc.
  1.25%, 07/15/03                                 25,000,000          25,000,000
Svenska Handelsbanken Inc.
  1.26%, 04/07/04                                 50,000,000          49,996,146
  1.27%, 03/19/04                                 25,000,000          24,997,306
  1.29%, 07/17/03                                 50,000,000          50,000,000
Toronto-Dominion Bank
  1.25%, 03/17/04                                 25,000,000          24,997,326
  1.51%, 11/12/03                                 30,000,000          30,001,651
UBS AG
  1.24%, 03/17/04                                 50,000,000          49,994,651
US Bank NA
  1.30%, 07/09/03                                 25,000,000          25,000,000
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $574,985,061)                                               574,985,061
COMMERCIAL PAPER - 38.61%
Amstel Funding Corp.
  1.04%, 09/23/03                                 50,000,000          49,878,667
  1.25%, 08/12/03                                 15,000,000          14,978,125
  1.32%, 07/21/03                                 20,000,000          19,985,333
  1.34%, 07/08/03                                 15,000,000          14,996,091
Bank of America Corp.
  1.23%, 07/10/03                                 25,000,000          24,992,313
Banque Generale du Luxembourg
  1.27%, 07/09/03                                  9,067,000           9,064,441
  1.30%, 07/14/03                                 23,000,000          22,989,203
  1.32%, 07/09/03                                 10,000,000           9,997,078
Beta Finance Inc.
  1.30%, 07/15/03                                 14,000,000          13,992,923
Dorada Finance Inc.
  1.30%, 07/17/03                                 15,000,000          14,991,334
Edison Asset Securitization Corp.
  1.24%, 08/07/03                                 25,000,000          24,968,139
Eureka Securitization Inc.
  1.23%, 08/05/03                             $   40,000,000      $   39,952,167
Falcon Asset Securitization Corp.
  1.05%, 07/23/03                                 25,000,000          24,983,958
  1.25%, 08/08/03                                 19,508,000          19,482,260
Florens Container Inc.
  1.27%, 07/22/03                                 35,000,000          34,974,071
GE Financial Assurance Holdings
  1.00%, 08/01/03                                 25,000,000          24,978,472
Greenwich Funding Corp.
  1.25%, 07/10/03                                 15,000,000          14,995,312
Intrepid Funding Corp.
  1.24%, 07/15/03                                 20,029,000          20,019,342
Jupiter Securities Corp.
  1.26%, 07/14/03                                 25,000,000          24,988,625
K2 USA LLC
  1.00%, 08/08/03                                 10,000,000           9,989,444
  1.25%, 07/09/03                                 15,000,000          14,995,833
  1.33%, 07/03/03                                 15,000,000          14,998,892
Kitty Hawk Funding Corp.
  1.00%, 07/21/03                                 65,397,000          65,360,668
  1.04%, 09/12/03                                 37,113,000          37,034,733
  1.06%, 08/15/03                                 25,000,000          24,966,875
Liberty Street Funding Corp.
  1.07%, 07/17/03                                 24,000,000          23,988,587
Loch Ness LLC
  1.19%, 07/10/03                                 16,331,000          16,326,141
  1.20%, 07/10/03                                 41,823,000          41,810,453
  1.27%, 07/15/03                                 34,669,000          34,651,878
Moat Funding LLC
  1.04%, 09/26/03                                 22,995,000          22,937,206
  1.15%, 07/02/03                                 50,000,000          49,998,403
  1.24%, 07/16/03                                 25,000,000          24,987,083
  1.24%, 08/19/03                                 25,000,000          24,957,805
  1.26%, 07/18/03                                 50,000,000          49,970,250
Park Avenue Receivables Corp.
  1.20%, 07/09/03                                 15,058,000          15,053,984
  1.25%, 07/08/03                                 51,063,000          51,050,589
Quincy Capital Corp.
  1.01%, 07/24/03                                 25,000,000          24,983,868
  1.02%, 07/21/03                                 61,201,000          61,166,319
Scaldis Capital LLC
  1.26%, 07/15/03                                 20,000,000          19,990,200
  1.26%, 10/17/03                                 17,762,000          17,694,860
  1.28%, 07/29/03(1)                              30,190,000          30,160,062

      The accompanying notes are an integral part of these financial statements.

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
Sigma Finance Inc.
  1.05%, 09/03/03                             $   25,000,000      $   24,953,333
  1.23%, 09/05/03                                 25,000,000          24,943,625
  1.27%, 08/26/03                                 50,000,000          49,901,222
Societe Generale NA Inc.
  1.25%, 07/17/03                                 25,000,000          24,986,056
Special Purpose Accounts Receivable Corp.
  1.02%, 09/12/03                                 29,550,000          29,488,881
  1.18%, 07/08/03                                 50,000,000          49,988,576
  1.20%, 07/08/03                                 19,500,000          19,495,450
Svenska Handelsbanken Inc.
  1.00%, 07/07/03                                 34,900,000          34,894,183
Thames Asset Global Securitization Inc.
  1.00%, 07/15/03                                 12,293,000          12,288,219
  1.02%, 08/14/03                                 22,278,000          22,250,227
  1.05%, 09/12/03                                 17,646,000          17,608,429
  1.18%, 07/10/03                                 16,777,000          16,772,051
  1.19%, 07/10/03                                 16,777,000          16,772,009
  1.20%, 07/10/03                                 17,285,000          17,279,815
  1.23%, 09/02/03                                 15,577,000          15,543,470
Toronto-Dominion Holding (USA) Inc.
  0.93%, 09/11/03                                 50,000,000          49,907,000
UBS Finance (Delaware) Inc.
  0.99%, 07/21/03                                 50,000,000          49,972,500
  1.03%, 07/11/03                                 30,000,000          29,991,417
  1.05%, 07/07/03                                 50,000,000          49,991,250
Windmill Funding Corp.
  1.05%, 08/21/03                                 25,000,000          24,962,813
TOTAL COMMERCIAL PAPER
  (Cost: $1,684,272,513)                                           1,684,272,513
MEDIUM TERM NOTES - 6.03%
Associates Corp. NA
  6.20%, 01/26/04                                  7,000,000           7,193,012
Beta Finance Inc.
  1.50%, 11/12/03(1)                              20,000,000          20,000,000
Citigroup Inc.
  5.70%, 02/06/04                                 30,000,000          30,774,537
Dorada Finance Inc.
  1.64%, 11/26/03(1)                              20,000,000          20,000,000
General Electric Capital Corp.
  5.38%, 04/23/04                                 19,250,000          19,926,049
  6.27%, 07/23/03                                 25,000,000          25,074,659
  6.75%, 09/11/03                                  5,026,000           5,079,337
Goldman Sachs Group Inc.
  1.25%, 08/28/03                             $   25,000,000      $   25,000,000
  6.65%, 08/01/03(1)                               9,690,000           9,733,393
K2 USA LLC
  1.63%, 12/08/03(1)                              15,000,000          15,000,000
  1.64%, 11/26/03(1)                              15,000,000          15,000,000
Links Finance LLC
  1.47%, 11/18/03(1)                              10,000,000          10,000,000
  1.65%, 12/03/03(1)                              10,000,000          10,000,000
Merrill Lynch & Co. Inc.
  5.35%, 06/15/04                                 17,914,000          18,641,690
Morgan Stanley
  5.63%, 01/20/04                                  9,900,000          10,128,673
  6.13%, 10/01/03                                  7,000,000           7,081,719
Regions Auto Receivables Trust
  1.19%, 03/15/04                                 14,592,731          14,592,731
TOTAL MEDIUM TERM NOTES
  (Cost: $263,225,800)                                               263,225,800
TIME DEPOSITS - 4.58%
American Express Centurion Bank
  0.98%, 07/24/03                                 75,000,000          75,000,000
DEPFA BANK PLC
  1.24%, 08/11/03                                 20,000,000          20,000,000
ING Bank NV
  1.25%, 07/14/03                                 30,000,000          30,000,000
Societe Generale NA Inc.
  1.41%, 07/01/03                                 75,000,000          75,000,000
TOTAL TIME DEPOSITS
  (Cost: $200,000,000)                                               200,000,000
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.78%
Federal National Mortgage Association
  4.00%, 08/15/03                                 33,876,000          33,984,767
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost: $33,984,767)                                                 33,984,767
VARIABLE & FLOATING RATE NOTES - 34.35%
American Express Centurion Bank
  1.23%, 03/12/04                                 50,000,000          50,000,000
Associates Corp. NA
  1.22%, 06/15/04                                 15,000,000          14,996,791
Bank of America Corp.
  1.35%, 07/07/03                                 15,000,000          15,000,204

The accompanying notes are an integral part of these financial statements.

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES (continued)
Beta Finance Inc.
  1.01%, 09/25/03(1)                          $   50,000,000      $   49,999,411
  1.09%, 01/23/04(1)                              20,000,000          20,000,000
  1.23%, 09/15/03(1)                              25,000,000          25,003,104
Chase Manhattan Bank USA
  1.07%, 06/30/04                                 20,000,000          20,000,000
Citigroup Global Markets Holdings Inc.
  1.21%, 06/17/04                                  8,000,000           8,013,624
Credit Suisse First Boston
  1.26%, 09/04/03                                 50,000,000          50,000,000
Deutsche Bank AG London
  1.34%, 09/02/03                                 10,000,000          10,001,635
Dorada Finance Inc.
  1.06%, 05/14/04(1)                              30,000,000          29,998,697
  1.06%, 06/30/04(1)                              25,000,000          24,992,500
  1.08%, 09/15/03(1)                              25,000,000          25,000,000
  1.09%, 01/27/04(1)                              25,000,000          25,000,000
  1.14%, 03/15/04(1)                              20,000,000          19,998,582
First USA Bank
  1.50%, 07/21/04                                 25,000,000          25,059,527
Fleet National Bank
  1.50%, 07/31/03                                 10,000,000          10,001,267
General Electric Capital Corp.
  1.09%, 03/25/04(1)                              43,500,000          43,536,294
  1.11%, 01/28/04                                 25,000,000          25,006,732
  1.43%, 04/22/04                                 38,000,000          38,041,434
Goldman Sachs Group Inc.
  1.23%, 01/22/04                                 45,000,000          45,048,005
  1.30%, 12/05/03                                 25,000,000          25,000,000
  1.34%, 10/02/03(1)                              25,000,000          25,000,000
  1.54%, 08/18/03                                 26,000,000          26,010,052
  1.94%, 02/11/04                                 20,000,000          20,079,712
Granite Mortgages PLC
  1.09%, 01/20/04                                 65,625,000          65,624,826
HBOS Treasury Services PLC
  1.27%, 06/24/04(1)                              50,000,000          50,000,000
Holmes Financing PLC
  1.14%, 04/15/04                                 50,000,000          50,000,000
K2 USA LLC
  1.01%, 11/26/03(1)                              25,000,000          25,000,000
  1.07%, 08/15/03(1)                              20,000,000          20,000,000
  1.08%, 03/15/04(1)                              15,000,000          15,000,000
  1.10%, 02/06/04(1)                              20,000,000          20,000,000
Links Finance LLC
  1.06%, 05/24/04(1)                          $   20,000,000      $   19,998,000
  1.06%, 06/21/04(1)                              25,000,000          24,997,575
  1.07%, 03/18/04(1)                              40,000,000          40,000,000
  1.09%, 09/30/03(1)                              25,000,000          25,000,000
  1.26%, 03/08/04(1)                              25,000,000          25,000,000
Merrill Lynch & Co. Inc.
  1.37%, 08/13/03                                 13,525,000          13,527,054
  1.46%, 01/14/04                                 17,000,000          17,019,714
Metropolitan Life Insurance Co.
  Funding Agreement
  1.41%, 07/18/03(1)                              25,000,000          25,000,000
Morgan Stanley
  1.16%, 09/19/03                                 75,000,000          75,017,923
  1.54%, 08/07/03                                 33,650,000          33,659,516
National City Bank
  1.31%, 11/14/03                                 25,000,000          25,005,747
  1.41%, 07/22/03                                 10,000,000          10,000,649
Nationwide Building Society
  1.36%, 07/23/03                                 25,000,000          25,000,942
Permanent Financing PLC
  1.29%, 03/10/04                                 78,000,000          78,000,000
Sigma Finance Inc.
  0.97%, 06/28/04(1)                              25,000,000          24,992,500
  1.23%, 06/15/04(1)                              25,000,000          24,996,250
Travelers Insurance Co.
  1.38%, 02/05/04(1)                              50,000,000          50,000,000
Winston Funding Ltd.
  1.32%, 04/23/04(1)                              45,000,000          45,000,000
TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $1,498,628,267)                                           1,498,628,267
REPURCHASE AGREEMENTS - 2.31%
Goldman Sachs Tri-Party Repurchase
         Agreement, dated 06/30/03,
         due 07/01/03, with a
         maturity value of
         $25,978,873 and an
         effective yield of 1.21%.                25,978,000          25,978,000
Lehman Brothers Tri-Party Repurchase
         Agreement, dated 06/30/03,
         due 07/01/03, with a
         maturity value of
         $50,001,875 and an
         effective yield of 1.35%.                50,000,000          50,000,000

      The accompanying notes are an integral part of these financial statements.

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Tri-Party Repurchase
           Agreement, dated 06/30/03,
           due 07/01/03, with a
           maturity value of
           $25,000,833 and an
           effective yield of 1.20%.          $   25,000,000     $    25,000,000
TOTAL REPURCHASE AGREEMENTS
  (Cost: $100,978,000)                                               100,978,000

TOTAL INVESTMENTS IN SECURITIES - 99.84%
  (Cost $4,356,074,408)                                            4,356,074,408

Other Assets, Less Liabilities - 0.16%                                 6,710,214

NET ASSETS - 100.00%                                             $ 4,362,784,622

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
6/30/03 (UNAUDITED)

ASSETS

Investments in securities, at amortized cost (Cost: $4,356,074,408) (note 1)       $    4,356,074,408
Cash                                                                                              284
Receivables:
Interest                                                                                    7,372,993
TOTAL ASSETS                                                                            4,363,447,685

LIABILITIES

Payables:
Advisory fees (note 2)                                                                        663,063
TOTAL LIABILITIES                                                                             663,063

NET ASSETS                                                                         $    4,362,784,622

      The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED 6/30/03 (UNAUDITED)

NET INVESTMENT INCOME

Interest                                                                           $       27,317,199
TOTAL INVESTMENT INCOME                                                                    27,317,199

EXPENSES (note 2)

Advisory fees                                                                               1,992,129
TOTAL EXPENSES                                                                              1,992,129

NET INVESTMENT INCOME                                                                      25,325,070

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on sale of investments                                                       17,236
NET GAIN ON INVESTMENTS                                                                        17,236

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $       25,342,306

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE SIX MONTHS
                                                                                        ENDED 6/30/03   FOR THE YEAR ENDED
                                                                                          (UNAUDITED)             12/31/02
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                              $       25,325,070   $       45,475,626
Net realized gain                                                                              17,236                8,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       25,342,306           45,483,709

INTERESTHOLDER TRANSACTIONS

Contributions                                                                          10,721,799,532       11,212,874,658
Withdrawals                                                                           (10,273,118,999)      (9,134,078,695)
NET INCREASE IN NET ASSETS RESULTING FROM INTERESTHOLDER TRANSACTIONS                     448,680,533        2,078,795,963

INCREASE IN NET ASSETS                                                                    474,022,839        2,124,279,672

NET ASSETS

Beginning of period                                                                     3,888,761,783        1,764,482,111
END OF PERIOD                                                                      $    4,362,784,622   $    3,888,761,783

      The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios:
Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. SECURITY VALUATION The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

c. FEDERAL INCOME TAXES MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

d. REPURCHASE AGREEMENTS Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

REPURCHASE AGREEMENT COLLATERAL
(SEE NOTE 1d ABOVE)

   REPURCHASE AGREEMENT                                     U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                  ---------------------------------------------------------------
                                                                                                        AGGREGATE
                                                  INTEREST RATE(S)        MATURITY DATE(S)           MARKET VALUE
   Goldman Sachs Tri-Party                                    5.50%               06/01/33      $      26,497,561
   Lehman Brothers Tri-Party                          5.50 - 6.625     09/15/09 - 09/15/11             50,987,383
   Merrill Lynch Tri-Party                             3.51 - 6.33     09/01/27 - 04/01/33             25,500,927

NOTE 2 AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

NOTE 3 INVESTMENT PORTFOLIO TRANSACTIONS At June 30, 2003, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

NOTE 4 FINANCIAL HIGHLIGHTS Financial highlights for the Master Portfolio were as follows:

FINANCIAL HIGHLIGHTS
(SEE NOTE 4 ABOVE)

                                         SIX MONTHS ENDED
                                                  6/30/03      YEAR ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED  PERIOD ENDED
                                              (UNAUDITED)        12/31/02    12/31/01    12/31/00    12/31/99(1)    2/28/99(2)
   Ratio of expenses
     to average net assets(3)                        0.10%           0.10%       0.10%       0.10%          0.10%         0.10%
   Ratio of net investment income
     to average net assets(3)                        1.27%           1.80%       3.66%       6.43%          5.23%         5.17%
   Total return                                      0.64%(4)        1.84%       4.23%       6.52%          4.44%(4)      2.61%(4)

   (1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
   (2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
   (3) Annualized for periods of less than one year.
   (4) Not annualized.

388 MARKET STREET SAN FRANCISCO CA 94111
CALL 1-800-766-FUND
www.RSinvestments.com

GROWTH

RS DIVERSIFIED GROWTH FUND

RS EMERGING GROWTH FUND

THE INFORMATION AGE FUND(R)

RS INTERNET AGE FUND(TM)

RS MIDCAP OPPORTUNITIES FUND

RS SMALLER COMPANY GROWTH FUND

RS VALUE + GROWTH FUND


VALUE

RS CONTRARIAN VALUE FUND(TM)

RS GLOBAL NATURAL RESOURCES FUND

RS PARTNERS FUND


RS FUNDS

PHONE: 1-800-766-FUND [3863]

WEB: www.RSinvestments.com

E-MAIL: funds@rsinvestments.com


24 HOUR ACCOUNT ACCESS

PHONE: 1-800-624-8025

WEB: ACCESS MY ACCOUNT ON THE RS WEB SITE


SR322MMF                                                   [RS INVESTMENTS LOGO]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             RS Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ G. Randall Hecht
                         -------------------------------------------------------
                              G. Randall Hecht, Principal Executive Officer

Date  8/25/03
    -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ G. Randall Hecht
                         -------------------------------------------------------
                              G. Randall Hecht, Principal Executive Officer

Date  8/25/03
    -------------------------------------------------------------------------

By (Signature and Title)*     /s/ Steven Cohen
                         -------------------------------------------------------
                              Steven Cohen, Treasurer & Chief Financial Officer

Date  8/25/03
    -------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.